Immediate and ultimate controlling party	12 Months Ended
Jun. 30, 2019
Immediate and ultimate controlling party
Immediate and ultimate controlling party

24    Immediate and ultimate controlling party

At June 30, 2019, the Directors consider the immediate parent of the Group to be Jet Victory International Limited, which is incorporated in British Virgin Island, and the ultimate controlling party to be Mr. Feng. Neither of the parties produce financial statements available for public use.